Cash and Cash Equivalents (Cash and Cash Equivalents) (Details) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009	Mar. 31, 2008
Cash and Cash Equivalents
Cash	¥ 875,463	¥ 701,481
Commercial paper	199,977	20,000
Time deposits, certificates of deposit and other	359,718	189,581
Total	¥ 1,435,158	¥ 911,062	¥ 1,052,777	¥ 1,169,566